Income taxes	12 Months Ended
Dec. 31, 2017
Income taxes
Income taxes

19.         Income taxes

The Company is subject to Income Tax (“ISR”), whose tax rate was 30% for 2017, 2016 and 2015 and will continue at 30% for later years.

In 2008, the Asset Tax Law was repealed, however, under certain circumstances, the IMPAC paid during the ten years prior to the year in which ISR is paid may be recovered, according to the terms of the law.

a.Income tax are as follows:

	Year ended December 31,
	2017		2016		2015
Current ISR	Ps.	810,641	Ps.	672,298	Ps.	453,066
Deferred ISR		2,432		74,484		59,044
Income tax expense	Ps.	813,073	Ps.	746,782	Ps.	512,110

b.As of December 31, 2017, 2016 and 2015, the principal items comprising the balance of the deferred ISR asset (liability) were:

			December 31,
	2017		2016		2015
Liabilities:
Provisions, allowances and labor obligations	Ps.	116,740	Ps.	99,313	Ps.	69,288
Investment in airport concessions, property, leasehold improvements and equipment, net		(362,866)		(419,384)		(386,888)
Tax loss carryforwards (1)		9,955		53,004		42,919
Recoverable tax on assets		39,090		48,276		73,633
Total liabilities	Ps.	(197,081)	Ps.	(218,791)	Ps.	(201,048)
Assets:
Provisions, allowances and labor obligations	Ps.	217,987	Ps.	190,164	Ps.	189,002
Investments in airport concessions, property, leasehold improvements and equipment, net		(281,119)		(303,839)		(360,211)
Tax loss carryforwards(1)		411,166		493,778		634,469
Total assets	Ps.	348,034	Ps.	380,103	Ps.	463,260
Net deferred ISR asset	Ps.	150,953	Ps.	161,312	Ps.	262,212
(1)

As of December 31, 2017, 2016 and 2015, the Company recognized a deferred tax asset of Ps.421,121, Ps.546,782 and Ps.677,388, respectively, corresponding to the tax losses generated by its subsidiaries. All subsidiaries of the Company expect to benefit from losses in future years based on projections of taxable income and various strategies with favorable tax consequences. For the years ended December 31, 2017 and 2016, the Company did not make changes in the deferred asset estimates for amortizable tax losses.

c.The changes in deferred tax during the year are as follows:

			December 31,
	2017		2016		2015
Beginning balance of deferred tax liability, net	Ps.	161,312	Ps.	262,212	Ps.	314,430
Deferred ISR in results		(2,432)		(74,484)		(59,044)
Recoverable tax on assets		(9,186)		(25,356)		6,440
Income tax effects recognized in other comprehensive income		1,259		(1,060)		386
Ending balance of deferred tax asset, net	Ps.	150,953	Ps.	161,312	Ps.	262,212

d.The reconciliation of the statutory income tax rate and the effective income tax rate as a percentage of net income before income tax is as follows:

		Year ended December 31,
	2017			2016			2015
	Amount		Rate %	Amount		Rate %	Amount		Rate %
Income before income taxes	Ps.	2,950,515		Ps.	2,623,283		Ps.	1,748,747
Current ISR		810,641			672,298			453,066
Deferred ISR		2,432			74,484			59,044
Effective rate	Ps.	813,073	27.56%	Ps.	746,782	28.47%	Ps.	512,110	29.28%
Add (deduct) effects of permanent differences, primarily, non-deductible expenses and inflationary effects for financial and tax purposes.		71,107	2.41%		37,513	1.43%		19,236	1.10%
Other		975	0.03%		2,690	0.10%		(6,722)	(0.38)%
Statutory rate	Ps.	885,155	30.00%	Ps.	786,985	30.00%	Ps.	524,624	30.00%

e.Each airport concession has received approval from the Ministry of Finance and Public Credit (Secretaría de Hacienda y Crédito Público) to carry forward their tax losses up to the earlier of the date of which such tax loss carryforwards are utilized by the airport or the date of expiration or liquidation of the concession. The base years and amounts as of December 31, 2017 are as follows:

	Tax loss
Year of Origin	carryforwards
2001	Ps.	5,745
2002		190,164
2003		346,924
2004		423,841
2005		60,981
2006		64,235
2007		86,884
2008		42,405
2009		5,072
2011		31,988
2012		65,230
2013		40,508
2015		30,112
	Ps.	1,394,089

f.In addition to the tax loss carryforwards of the airport concessionaires aforementioned, the Company has tax losses of other subsidiaries other than its concessionaires in the amount of Ps.9,648 the duration of which is 10 years under the Income Tax Law, and the maturity date of which is between 2018 and 2026.

g.In 2017, the Company utilized tax loss carryforwards in the amount of Ps.506,543.

h.During 2002 through 2007, the Company recognized a deferred tax asset for IMPAC paid in the amount of Ps.67,193 in 2013, which may be recoverable subject to certain conditions established in the Income Tax Law, recognizing an update of Ps.6,440 in 2015. The Company recovered an amount of Ps.9,186 in 2017, and Ps. 25,356 in 2016. The updated amount as of December 31, 2017 was Ps.39,090.

i.The balances of shareholders’ equity tax accounts as of December 31 are:

	December 31,
	2017		2016		2015
Contributed capital account	Ps.	3,940,312	Ps.	3,700,652	Ps.	3,580,472
Net consolidated tax profit account		1,331,694		1,018,588		1,515,123
Total	Ps.	5,272,006	Ps.	4,719,240	Ps.	5,095,595

k.Dividends paid from profits generated from January 1, 2014 to individuals residing in Mexico and residents abroad may be subject to additional income taxes of up to 10%, which shall be retained by the Company.